Segment Reporting (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of operating segments [abstract]
Schedule of comprehensive income of group's business segment

	06.30.19
	Shopping Malls	Offices	Sales and developments	Others	Total segment reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in profit/ (loss) of joint ventures	Total as per statement of comprehensive income

Revenue	5,975,681	1,509,689	40,353	117,471	7,643,194	2,595,617	(68,199)	10,170,612
Operating costs	(543,242)	(82,269)	(35,883)	(99,696)	(761,090)	(2,696,840)	40,045	(3,417,885)
Gross profit/ (loss)	5,432,439	1,427,420	4,470	17,775	6,882,104	(101,223)	(28,154)	6,752,727
Net (loss)/ gain from fair value adjustments in investment properties	(28,393,518)	489,406	1,638,336	(183,317)	(26,449,093)	-	586,029	(25,863,064)
General and administrative expenses	(661,363)	(134,598)	(61,282)	(74,797)	(932,040)	-	2,127	(929,913)
Selling expenses	(370,884)	(61,296)	(9,860)	(14,306)	(456,346)	-	4,005	(452,341)
Other operating results, net	(57,101)	(12,535)	(42,682)	(231,481)	(343,799)	101,223	1,989	(240,587)
(Loss)/ profit from operations	(24,050,427)	1,708,397	1,528,982	(486,126)	(21,299,174)	-	565,996	(20,733,178)
Share in profit/ (loss) of associates and joint ventures	-	-	-	107,608	107,608	-	(511,989)	(404,381)
(Loss)/ profit before financing and taxation	(24,050,427)	1,708,397	1,528,982	(378,518)	(21,191,566)	-	54,007	(21,137,559)
Investment properties	35,057,487	21,352,484	5,712,056	147,655	62,269,682	-	(1,943,476)	60,326,206
Property, plant and equipment	180,061	190,552	-	-	370,613	-	(38,313)	332,300
Trading properties	-	-	125,131	-	125,131	-	-	125,131
Goodwill	7,355	21,742	-	63,072	92,169	-	(29,097)	63,072
Rights to receive units (barter transactions)	-	-	90,258	-	90,258	-	-	90,258
Inventories	29,560	-	-	-	29,560	-	(636)	28,924
Investments in associates and joint ventures	-	-	-	81,345	81,345	-	1,525,144	1,606,489
Operating assets	35,274,463	21,564,778	5,927,445	292,072	63,058,758	-	(486,378)	62,572,380

	06.30.18
	Shopping Malls	Offices	Sales and developments	Others	Total segment reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in profit/ (loss) of joint ventures	Total as per statement of comprehensive income

Revenue	6,821,841	865,040	185,502	17,209	7,889,592	3,071,335	(66,276)	10,894,651
Operating costs	(579,980)	(93,413)	(48,531)	(27,927)	(749,851)	(3,112,007)	40,897	(3,820,961)
Gross profit/ (loss)	6,241,861	771,627	136,971	(10,718)	7,139,741	(40,672)	(25,379)	7,073,690
Net gain/ (loss) from fair value adjustments in investment properties	4,384,337	4,807,771	963,975	76,364	10,232,447	-	(739,332)	9,493,115
General and administrative expenses	(596,988)	(72,184)	(70,243)	(34,993)	(774,408)	-	7,068	(767,340)
Selling expenses	(424,833)	(81,541)	(19,138)	(6,778)	(532,290)	-	5,882	(526,408)
Other operating results, net	(65,866)	(3,818)	128,973	26,039	85,328	40,672	2,502	128,502
Profit/ (loss) from operations	9,538,511	5,421,855	1,140,538	49,914	16,150,818	-	(749,259)	15,401,559
Share in (loss)/ profit of associates and joint ventures	-	-	-	(58,758)	(58,758)	-	679,638	620,880
Profit/ (loss) before Financing and Taxation	9,538,511	5,421,855	1,140,538	(8,844)	16,092,060	-	(69,621)	16,022,439
Investment properties	62,957,708	19,122,053	3,728,825	259,659	86,068,245	-	(1,744,959)	84,323,286
Property, plant and equipment	149,490	165,857	-	-	315,347	-	(688)	314,659
Trading properties	-	-	214,308	-	214,308	-	-	214,308
Goodwill	7,355	21,742	-	192,088	221,185	-	(29,097)	192,088
Rights to receive units (barter transactions)	-	-	90,535	-	90,535	-	-	90,535
Inventories	39,660	-	-	-	39,660	-	(949)	38,711
Investments in associates and joint ventures	-	-	-	427,869	427,869	-	1,996,563	2,424,432
Operating assets	63,154,213	19,309,652	4,033,668	879,616	87,377,149	-	220,870	87,598,019

	06.30.17
	Shopping Malls	Offices	Sales and developments	Others	Total segment reporting	Adjustment for expenses and collective promotion funds	Adjustment for share in profit/ (loss) of joint ventures	Total as per statement of comprehensive income

Revenue	6,991,490	882,218	202,762	1,938	8,078,408	3,281,061	(84,101)	11,275,368
Operating costs	(745,096)	(71,343)	(62,790)	(3,448)	(882,677)	(3,338,145)	33,499	(4,187,323)
Gross profit (loss)	6,246,394	810,875	139,972	(1,510)	7,195,731	(57,084)	(50,602)	7,088,045
Net (loss)/ gain from fair value adjustments in investment properties	(5,884,220)	814,356	(112,871)	-	(5,182,735)	-	(671,688)	(5,854,423)
General and administrative expenses	(582,126)	(70,973)	(68,114)	(3,350)	(724,563)	-	6,926	(717,637)
Selling expenses	(401,300)	(75,621)	(29,926)	(6,676)	(513,523)	-	4,717	(508,806)
Other operating results, net	(74,661)	(9,506)	(8,215)	16,294	(76,088)	57,084	(5,109)	(24,113)
(Loss)/ profit from operations	(695,913)	1,469,131	(79,154)	4,758	698,822	-	(715,756)	(16,934)
Share in (loss)/ profit of associates and joint ventures	-	-	-	(85,573)	(85,573)	-	351,320	265,747
(Loss)/ profit before Financing and Taxation	(695,913)	1,469,131	(79,154)	(80,815)	613,249	-	(364,436)	248,813
Investment properties	57,916,057	13,671,173	2,333,783	-	73,921,013	-	(1,588,639)	72,332,374
Property, plant and equipment	169,360	203,005	-	-	372,365	-	(1,332)	371,033
Trading properties	-	-	215,968	-	215,968	-	-	215,968
Goodwill	7,355	21,742	-	63,072	92,169	-	(29,097)	63,072
Rights to receive units (barter transactions)	-	-	92,599	-	92,599	-	-	92,599
Inventories	46,601	-	-	-	46,601	-	(836)	45,765
Investments in associates	-	-	-	531,927	531,927	-	1,265,314	1,797,241
Operating assets	58,139,373	13,895,920	2,642,350	594,999	75,272,642	-	(354,590)	74,918,052